UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

U.S. Government Securities Fund

[photo - maintenance person on ladder on the Lincoln Memorial]

Semi-annual report for the six months ended February 28, 2007

U.S. Government Securities FundSM seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	+1.52%	+3.30%	+4.95%

The total annual fund operating expense ratio was 0.80% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 18 to 21 for details.

Results for other share classes can be found on page 24.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

[photo - Lincoln Memorial]

Fellow shareholders:

A flight to quality late in the reporting period boosted returns on many government securities. As a result, U.S. Government Securities Fund recorded a total return of 3.0% for the six months ended February 28, 2007.

Most of the fund’s return came in the form of monthly dividends, which totaled about 29 cents a share for the period. Shareholders who reinvested dividends recorded an income return of 2.18%, which is equivalent to 4.36% annualized. Those who took dividends in cash earned a comparable income return and saw the value of their shares increase to $13.43 a share from $13.32.

Over the same period, the unmanaged Citigroup Treasury/Government-Sponsored/Mortgage Index, the fund’s benchmark, returned 3.4%. Index returns, however, do not include the effect of expenses. For reference, the Lipper General U.S. Government Funds Average, a peer group measure, essentially matched the fund’s 3.0% return. The table below provides comparisons for longer time periods, which are more meaningful to long-term investors.

Results at a glance

Average annual total returns for periods ended February 28, 2007, with all distributions reinvested

	1 year	5 years	10 years	Lifetime*

U.S. Government Securities Fund	+4.43%	+3.76%	+5.25%	+6.71%

Citigroup Treasury/Government-Sponsored/Mortgage Index†	+5.33	+4.68	+6.20	+7.79

Lipper General U.S. Government Funds Average	+4.00	+3.73	+5.32	+6.70

*Since October 17, 1985.
† The index is unmanaged, does not reflect sales charges, commissions or expenses, and holds bonds with a longer average maturity than the fund.
[End Sidebar]

Bond market overview

The current fiscal year began last September amid a strengthening fixed-income environment. Led by U.S. Treasuries, bond yields were broadly trending lower (lifting bond prices) following a pause in the Federal Reserve rate hikes. Importantly for the markets, the Fed has left the short-term federal funds rate unchanged at 5.25% since its June 2006 meeting.

With the Fed on the sidelines, the bond market focused intently on developing economic data, searching for a clue to the next Fed move. Many investors anticipated a rate cut in the first part of 2007. By early December, however, expectations for a rate cut waned as the economy evidenced sustained, though moderating, growth. That led to a weaker bond environment in December and January. Then during the final weeks of the reporting period, the market retraced its lost ground as bonds rallied when stocks slumped.

The February rally cinched solid gains that were spread across many sectors of the market. With respect to the types of government-related debt held by the fund, mortgage-backed obligations generally produced higher returns than either U.S. Treasuries or federal agency debentures — but maturities made a significant difference. In most instances, longer maturity bonds of every sector recorded higher returns than did comparable short-term bonds.

How the fund responded

Government securities are prized for their pristine credit quality and perceived safety. This was clearly evident in the late-February bond rally. At the same time, government securities are not immune to interest rate fluctuations, which are often caused by changing expectations for inflation, the economy and monetary policy. Interest rate changes affect the current prices for outstanding bonds, but do not alter the interest or principal paid, in most cases.

Amid these fluctuations, the fund’s portfolio counselors continually strive to preserve shareholder principal while delivering a high level of current income. To these ends, they regularly assess the outlook for interest rates and adjust portfolio holdings as necessary to accommodate or buffer market developments.

During the recent period, the portfolio counselors lowered the fund’s exposure to U.S. Treasuries from 38.4% of assets (start of period) to 32.9% (end of period) as prices for these securities rose. In addition, they increased the fund’s exposure to mortgage-backed obligations from 46.7% to 50.3% of assets, as mortgages became relatively more attractive during the period. Portfolio mortgage holdings include both agency mortgage-backed obligations (40.4%) and privately originated mortgage-backed securities (9.9%). The fund’s weighting in federal agency bonds and notes (11.5%) increased only slightly by the end of the period.

As a reminder, the fund amended its guidelines last fall to allow up to 20% of the portfolio to be invested in nongovernment securities that are AAA-rated. These are represented by the privately originated mortgages noted previously. In conjunction with this change, the fund is no longer required to invest at least 65% of its assets in securities backed by the full faith and credit of the U.S. government, but will maintain at least 80% of assets in securities issued, guaranteed or sponsored by the U.S. government. Fully 89% of assets met that criterion at the end of the reporting period.

Looking ahead

The direction for interest rates through the remainder of the current fiscal year remains closely tied to forthcoming inflation data and the pace of economic growth. Consequently, the fund’s counselors keep close watch on these developments and on anomalies in the Treasury, agency and mortgage markets that might serve the long-term goals of shareholders.

Given the fund’s concentrated credit and sector focus, our portfolio counselors rely heavily on the in-depth research of our economists, quantitative analysts, mortgage specialists and duration strategy team. Each provides insight and data that help counselors position the portfolio to benefit from expected interest rate trends. Our goal is to be in front of these developments, not to chase them.

We are grateful to have this opportunity to discuss U.S. Government Securities Fund with you. We’ll be back in six months, at the close of the fiscal year, to provide you with further details on the fund’s progress.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/ John H. Smet
Paul G. Haaga, Jr.	John H. Smet
Vice Chairman	President

April 9, 2007

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 4.16% (4.13% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.11% (4.08% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Summary investment portfolio	February 28, 2007	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Percent
Net Assets

Mortgage-backed obligations	50.3%
U.S. Treasury bonds & notes	32.9
Federal agency bonds & notes	11.5
Asset-backed obligations	1.4
Short-term securities & other assets less liabilities	3.9

[end pie chart]

Quality breakdown*
as of February 28, 2007	Percent of net assets

U.S. government obligations†	47.1%
Federal agencies	37.8
Aaa/AAA	11.2
Short-term securities & other assets less liabilities	3.9

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.

† These securities are guaranteed by the full faith and credit of the United States government.

			unaudited

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 96.09%	(000)	(000)	assets

Mortgage-backed obligations (1) - 50.25%
Fannie Mae:
5.00% 2020	$30,855	$30,503
6.00% 2024	43,996	44,505
4.50% 2035	37,373	35,282
6.50% 2035	59,134	60,562
5.50% 2036	16,158	16,038
6.50% 2036	40,267	41,289
Series 2003-T1, Class B, 4.491% 2012	27,750	27,063
Series 1997-M6, Class ZA, 6.85% 2026	19,134	19,366
Series 2005-68, Class PG, 5.50% 2035	18,750	18,903
Series 2007-24, Class P, 6.00% 2037	36,000	36,720
0%-12.053% 2007-2042 (2)	185,230	182,096	21.59%
Government National Mortgage Assn.:
5.50% 2035	22,296	22,226
5.50% 2036	60,082	59,894
5.50% 2036	24,368	24,284
6.00% 2036	24,578	24,918
6.00% 2036	13,858	14,050
Series 2004-19, 5.00% 2031	13,911	13,742
3.624%-10.00% 2009-2036	79,672	78,942	10.03
Freddie Mac:
5.00% 2035	13,111	12,733
6.00% 2036	61,891	62,464
Series 3156, Class PF, 5.57% 2036 (2)	12,620	12,650
0%-11.942% 2007-2037 (2)	125,463	120,098	8.76
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-S10, Class A-2, 5.00% 2018	23,350	22,940
5.00% 2018	11,913	11,703	1.46
Banc of America Mortgage Securities, Inc. 4.75%-5.00% 2018	31,525	30,860	1.30
Chase Mortgage Finance Trust, Series 2004-S1, Class A-1, 5.00% 2019	14,390	14,137.60
Other securities		154,376	6.51
		1,192,344	50.25

U.S. Treasury bonds & notes - 32.95%
U.S. Treasury:
3.75% 2007	29,000	28,961
4.00% 2010	70,000	68,961
5.75% 2010	21,435	22,279
2.375% 2011 (3)	34,210	34,515
4.625% 2011	20,000	20,089
4.875% 2011	24,600	24,936
4.875% 2011	23,500	23,838
3.625% 2013	33,825	32,250
3.875% 2013	55,500	53,722
4.25% 2013	90,250	88,967
2.00% 2014 (3)	41,008	40,494
7.50% 2016	22,850	28,005
8.125% 2019	29,100	38,444
8.50% 2020	30,000	40,927
7.875% 2021	18,000	23,701
7.125% 2023	11,000	13,870
6.50% 2026	11,450	13,953
5.375% 2031	14,000	15,267
4.50% 2036	72,975	70,797
0%-12.00% 2007-2032 (3) (4)	97,082	97,700	32.95
		781,676	32.95

Federal agency bonds & notes - 11.49%
Freddie Mac:
5.25% 2011	65,125	66,328
5.50%-5.75% 2009-2011	14,550	14,882	3.42
Fannie Mae:
4.75% 2007	28,950	28,892
6.125% 2012	13,750	14,569
5.25% 2007	11,250	11,258	2.31
Small Business Administration:
Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016 (1)	12,963	13,104
4.75%-6.44% 2021-2023 (1)	39,015	39,131	2.20
United States Agency for International Development:
Republic of Egypt 4.45% 2015	26,750	26,019
State of Israel, Class 1-A, 5.50% 2023	5,000	5,304	1.32
Federal Home Loan Bank:
3.70% 2007	14,535	14,433
5.75% 2008	7,725	7,792.94
Federal Agricultural Mortgage Corp. 4.875% 2011 (5)	13,750	13,780.58
Other securities		17,099.72
		272,591	11.49

Asset-backed obligations - 1.40%
Other securities		33,279	1.40

Total bonds & notes (cost: $2,278,116,000)		2,279,890	96.09

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 3.99%	(000)	(000)	assets

U.S. Treasury Bills 5.125% due 3/15/2007	49,800	49,694	2.10
Federal Home Loan Bank 5.16% due 4/20/2007	30,100	29,880	1.26
Federal Farm Credit Banks 5.16% due 3/5/2007	15,000	14,989.63

Total short-term securities (cost: $94,563,000)		94,563	3.99

Total investment securities (cost: $2,372,679,000)		2,374,453	100.08
Other assets less liabilities		(1,840)	(.08)

Net assets		$2,372,613	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $36,321,000, which represented 1.53% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at February 28, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $2,372,679)			$2,374,453
Cash			351
Receivables for:
Sales of investments		$192
Sales of fund's shares		8,879
Interest		13,634	22,705
			2,397,509
Liabilities:
Payables for:
Purchases of investments		17,088
Repurchases of fund's shares		3,921
Dividends on fund's shares		1,054
Investment advisory services		528
Services provided by affiliates		2,078
Deferred trustees' compensation		180
Other		47	24,896
Net assets at February 28, 2007			$2,372,613

Net assets consist of:
Capital paid in on shares of beneficial interest			$2,414,819
Distributions in excess of net investment income			(735)
Accumulated net realized loss			(43,245)
Net unrealized appreciation			1,774
Net assets at February 28, 2007			$2,372,613

Shares of beneficial interest issued and outstanding - unlimited shares authorized (176,602 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,674,808	124,662	$13.43
Class B	159,387	11,864	13.43
Class C	110,815	8,248	13.43
Class F	81,556	6,071	13.43
Class 529-A	41,049	3,055	13.43
Class 529-B	13,380	996	13.43
Class 529-C	25,285	1,882	13.43
Class 529-E	3,695	275	13.43
Class 529-F	2,783	207	13.43
Class R-1	4,031	300	13.43
Class R-2	96,903	7,213	13.43
Class R-3	121,494	9,043	13.43
Class R-4	24,864	1,851	13.43
Class R-5	12,563	935	13.43
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.95 each.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended February 28, 2007			(dollars in thousands )
Investment income:
Income:
Interest			$58,923

Fees and expenses(*):
Investment advisory services		$3,729
Distribution services		4,498
Transfer agent services		1,601
Administrative services		744
Reports to shareholders		126
Registration statement and prospectus		83
Postage, stationery and supplies		170
Trustees' compensation		44
Auditing and legal		15
Custodian		6
Other		70
Total fees and expenses before reimbursements/waivers		11,086
Less reimbursements/waivers of fees and expenses:
Investment advisory services		373
Administrative services		123
Total fees and expenses after reimbursements/waivers			10,590
Net investment income			48,333

Net realized loss and unrealized
appreciation on investments
Net realized loss on investments			(151)
Net unrealized appreciation on investments			20,631
Net realized loss and
unrealized appreciation on investments			20,480
Net increase in net assets resulting
from operations			$68,813

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets			(dollars in thousands )

		Six months ended February 28, 2007*	Year ended August 31,2006
Operations:
Net investment income		$48,333	$88,645
Net realized loss on investments		(151)	(26,761)
Net unrealized appreciation (depreciation) on investments		20,631	(42,460)
Net increase in net assets
resulting from operations		68,813	19,424

Dividends paid or accrued to shareholders from net investment income		(48,969)	(90,920)

Capital share transactions		(2,733)	(24,146)

Total increase (decrease) in net assets		17,111	(95,642)

Net assets:
Beginning of period		2,355,502	2,451,144
End of period (including
distributions in excess of
net investment income: $(735) and $(99), respectively)		$2,372,613	$2,355,502

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization - The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed net investment income		$572
Capital loss carryforwards*:
Expiring 2008	$(5,664)
Expiring 2009	(8,375)
Expiring 2014	(472)	(14,511)
Post-October capital loss deferrals (realized during the period November 1, 2005, through August 31, 2006)†		(28,054)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$14,052
Gross unrealized depreciation on investment securities	(12,361)
Net unrealized appreciation on investment securities	1,691
Cost of investment securities	2,372,762

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2007	Year ended August 31, 2006
Class A	$36,014	$68,319
Class B	2,946	5,894
Class C	1,942	3,628
Class F	1,703	2,577
Class 529-A	848	1,509
Class 529-B	231	419
Class 529-C	426	729
Class 529-E	71	118
Class 529-F	55	80
Class R-1	71	116
Class R-2	1,720	2,863
Class R-3	2,225	3,579
Class R-4	470	671
Class R-5	247	418
Total	$48,969	$90,920

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2007, total investment advisory services fees waived by CRMC were $373,000. As a result, the fee shown on the accompanying financial statements of $3,729,000, which was equivalent to an annualized rate of 0.320%, was reduced to $3,356,000, or 0.288% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2007, the total administrative services fees paid by CRMC were $2,000, $113,000 and $8,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$2,128	$1,477	Not applicable	Not applicable	Not applicable
Class B	812	124	Not applicable	Not applicable	Not applicable
Class C	542	Included in administrative services	$80	$26	Not applicable
Class F	97		33	13	Not applicable
Class 529-A	46		23	7	$20
Class 529-B	65		8	4	6
Class 529-C	121		14	6	12
Class 529-E	9		2	1	2
Class 529-F	-		1	-*	1
Class R-1	20		3	3	Not applicable
Class R-2	355		68	240	Not applicable
Class R-3	276		68	82	Not applicable
Class R-4	27		13	2	Not applicable
Class R-5	Not applicable		5	1	Not applicable
Total	$4,498	$1,601	$318	$385	$41
* Amount less than one thousand.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $44,000, shown on the accompanying financial statements, includes $25,000 in current fees (either paid in cash or deferred) and a net increase of $19,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2007
Class A	$160,462	12,005	$32,266	2,413	$(217,355)	(16,263)	$(24,627)	(1,845)
Class B	6,966	522	2,665	199	(20,553)	(1,539)	(10,922)	(818)
Class C	15,665	1,171	1,728	129	(16,677)	(1,248)	716	52
Class F	14,850	1,112	1,093	82	(10,774)	(806)	5,169	388
Class 529-A	4,715	352	852	64	(3,503)	(262)	2,064	154
Class 529-B	794	60	232	17	(852)	(64)	174	13
Class 529-C	3,445	258	429	32	(2,336)	(175)	1,538	115
Class 529-E	430	32	71	5	(264)	(19)	237	18
Class 529-F	554	41	56	4	(94)	(7)	516	38
Class R-1	713	53	71	5	(773)	(57)	11	1
Class R-2	17,141	1,282	1,715	128	(16,215)	(1,213)	2,641	197
Class R-3	24,359	1,824	2,227	167	(13,068)	(978)	13,518	1,013
Class R-4	8,392	627	472	35	(4,780)	(357)	4,084	305
Class R-5	3,113	234	225	17	(1,190)	(90)	2,148	161
Total net increase
(decrease)	$261,599	19,573	$44,102	3,297	$(308,434)	(23,078)	$(2,733)	(208)

Year ended August 31, 2006
Class A	$389,815	29,260	$61,956	4,652	$(515,216)	(38,681)	$(63,445)	(4,769)
Class B	18,492	1,389	5,398	405	(45,487)	(3,415)	(21,597)	(1,621)
Class C	33,065	2,480	3,279	246	(43,575)	(3,270)	(7,231)	(544)
Class F	48,817	3,677	1,918	144	(27,197)	(2,049)	23,538	1,772
Class 529-A	8,621	647	1,530	115	(8,194)	(616)	1,957	146
Class 529-B	1,410	106	426	32	(2,064)	(155)	(228)	(17)
Class 529-C	5,511	414	740	56	(4,905)	(369)	1,346	101
Class 529-E	815	61	120	9	(453)	(34)	482	36
Class 529-F	773	58	82	6	(202)	(15)	653	49
Class R-1	2,075	156	117	9	(1,232)	(93)	960	72
Class R-2	35,720	2,681	2,893	218	(27,845)	(2,090)	10,768	809
Class R-3	44,435	3,329	3,626	272	(29,540)	(2,217)	18,521	1,384
Class R-4	12,422	932	677	51	(5,561)	(417)	7,538	566
Class R-5	5,557	415	373	28	(3,338)	(252)	2,592	191
Total net increase
(decrease)	$607,528	45,605	$83,135	6,243	$(714,809)	(53,673)	$(24,146)	(1,825)

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,327,137,000 and $1,307,259,000, respectively, during the six months ended February 28, 2007.

Financial highlights (1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Six months ended 2/28/2007 (5)	$13.32	$.29	$.11		$.40	$(.29)	$13.43	3.01%	$1,675		.80%	(6)	.77%	(6)	4.28%	(6)
Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	13.32	1.04	1,685		.77		.74		3.89
Year ended 8/31/2005	13.74	.44	-	(7)	.44	(.46)	13.72	3.23	1,801		.76		.74		3.17
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.49	1,900		.71		.71		3.14
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.29	2,374		.76		.76		3.01
Year ended 8/31/2002	13.34	.57	.41		.98	(.59)	13.73	7.55	2,256		.80		.80		4.27
Class B:
Six months ended 2/28/2007 (5)	13.32	.24	.11		.35	(.24)	13.43	2.65	159		1.52	(6)	1.49	(6)	3.56	(6)
Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	13.32	.32	169		1.49		1.46		3.17
Year ended 8/31/2005	13.74	.34	-	(7)	.34	(.36)	13.72	2.51	196		1.48		1.46		2.45
Year ended 8/31/2004	13.59	.33	.17		.50	(.35)	13.74	3.72	221		1.47		1.47		2.38
Year ended 8/31/2003	13.73	.32	(.10)		.22	(.36)	13.59	1.58	291		1.46		1.46		2.23
Year ended 8/31/2002	13.34	.48	.41		.89	(.50)	13.73	6.80	184		1.50		1.50		3.47
Class C:
Six months ended 2/28/2007 (5)	13.32	.24	.11		.35	(.24)	13.43	2.63	111		1.56	(6)	1.53	(6)	3.52	(6)
Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	13.32	.27	109		1.55		1.52		3.11
Year ended 8/31/2005	13.74	.33	-	(7)	.33	(.35)	13.72	2.45	120		1.53		1.51		2.40
Year ended 8/31/2004	13.59	.32	.17		.49	(.34)	13.74	3.65	122		1.53		1.53		2.32
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.51	170		1.54		1.54		2.19
Year ended 8/31/2002	13.34	.47	.41		.88	(.49)	13.73	6.72	122		1.57		1.57		3.37
Class F:
Six months ended 2/28/2007 (5)	13.32	.29	.11		.40	(.29)	13.43	3.05	82		.72	(6)	.69	(6)	4.36	(6)
Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	13.32	1.10	76		.71		.68		3.98
Year ended 8/31/2005	13.74	.44	-	(7)	.44	(.46)	13.72	3.24	54		.75		.73		3.18
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.45	33		.75		.75		3.04
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.29	23		.75		.75		3.00
Year ended 8/31/2002	13.34	.56	.41		.97	(.58)	13.73	7.51	22		.83		.83		4.16
Class 529-A:
Six months ended 2/28/2007 (5)	13.32	.28	.11		.39	(.28)	13.43	2.98	41		.85	(6)	.82	(6)	4.23	(6)
Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	13.32	1.00	39		.81		.78		3.86
Year ended 8/31/2005	13.74	.43	-	(7)	.43	(.45)	13.72	3.18	38		.81		.79		3.13
Year ended 8/31/2004	13.59	.42	.17		.59	(.44)	13.74	4.40	34		.80		.80		3.02
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.31	31		.68		.68		2.91
Period from 2/20/2002 to 8/31/2002	13.36	.27	.39		.66	(.29)	13.73	5.00	9		.92	(6)	.92	(6)	3.82	(6)
Class 529-B:
Six months ended 2/28/2007 (5)	13.32	.23	.11		.34	(.23)	13.43	2.59	13		1.64	(6)	1.61	(6)	3.44	(6)
Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	13.32	.19	13		1.63		1.60		3.03
Year ended 8/31/2005	13.74	.32	-	(7)	.32	(.34)	13.72	2.34	14		1.65		1.63		2.29
Year ended 8/31/2004	13.59	.31	.17		.48	(.33)	13.74	3.54	13		1.64		1.64		2.20
Year ended 8/31/2003	13.73	.29	(.10)		.19	(.33)	13.59	1.38	14		1.63		1.63		1.92
Period from 2/20/2002 to 8/31/2002	13.36	.19	.39		.58	(.21)	13.73	4.40	3		1.66	(6)	1.66	(6)	3.16	(6)
Class 529-C:
Six months ended 2/28/2007 (5)	13.32	.23	.11		.34	(.23)	13.43	2.60	25		1.63	(6)	1.60	(6)	3.45	(6)
Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	13.32	.20	24		1.62		1.59		3.06
Year ended 8/31/2005	13.74	.32	-	(7)	.32	(.34)	13.72	2.35	23		1.64		1.61		2.30
Year ended 8/31/2004	13.59	.31	.17		.48	(.33)	13.74	3.55	21		1.63		1.63		2.20
Year ended 8/31/2003	13.73	.29	(.10)		.19	(.33)	13.59	1.39	20		1.62		1.62		1.99
Period from 2/19/2002 to 8/31/2002	13.36	.22	.36		.58	(.21)	13.73	4.41	7		1.64	(6)	1.64	(6)	3.13	(6)
Class 529-E:
Six months ended 2/28/2007 (5)	13.32	.27	.11		.38	(.27)	13.43	2.85	4		1.12	(6)	1.08	(6)	3.97	(6)
Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	13.32	.73	3		1.09		1.06		3.60
Year ended 8/31/2005	13.74	.39	-	(7)	.39	(.41)	13.72	2.88	3		1.11		1.09		2.83
Year ended 8/31/2004	13.59	.38	.17		.55	(.40)	13.74	4.08	2		1.11		1.11		2.71
Year ended 8/31/2003	13.73	.37	(.10)		.27	(.41)	13.59	1.92	2		1.10		1.10		2.48
Period from 3/7/2002 to 8/31/2002	13.22	.24	.51		.75	(.24)	13.73	5.76	1		.55		.55		1.78
Class 529-F:
Six months ended 2/28/2007 (5)	13.32	.30	.11		.41	(.30)	13.43	3.10	3		.62	(6)	.58	(6)	4.47	(6)
Year ended 8/31/2006	13.72	.54	(.39)		.15	(.55)	13.32	1.20	2		.60		.57		4.09
Year ended 8/31/2005	13.74	.43	-	(7)	.43	(.45)	13.72	3.20	2		.78		.75		3.18
Year ended 8/31/2004	13.59	.41	.17		.58	(.43)	13.74	4.33	1		.86		.86		2.94
Period from 10/11/2002 to 8/31/2003	13.83	.30	(.15)		.15	(.39)	13.59	1.04	1		.84	(6)	.84	(6)	2.49	(6)
Class R-1:
Six months ended 2/28/2007	$13.32	$.24	$.11		$.35	$(.24)	$13.43	2.63%	$4		1.66%	(6)	1.53%	(6)	3.52%	(6)
Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	13.32	.30	4		1.63		1.49		3.17
Year ended 8/31/2005	13.74	.33	-	(7)	.33	(.35)	13.72	2.46	3		1.66		1.50		2.43
Year ended 8/31/2004	13.59	.32	.17		.49	(.34)	13.74	3.66	2		1.74		1.52		2.26
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.49	1		2.02		1.52		1.86
Period from 6/13/2002 to 8/31/2002	13.40	.09	.33		.42	(.09)	13.73	3.12	-	(8)	.39		.31		.64
Class R-2:
Six months ended 2/28/2007	13.32	.24	.11		.35	(.24)	13.43	2.65	97		1.75	(6)	1.48	(6)	3.57	(6)
Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	13.32	.32	94		1.93		1.47		3.18
Year ended 8/31/2005	13.74	.34	-	(7)	.34	(.36)	13.72	2.50	85		1.94		1.47		2.46
Year ended 8/31/2004	13.59	.33	.17		.50	(.35)	13.74	3.70	68		2.02		1.48		2.32
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.53	43		2.05		1.47		1.81
Period from 5/31/2002 to 8/31/2002	13.37	.10	.38		.48	(.12)	13.73	3.57	1		.53		.38		.72
Class R-3:
Six months ended 2/28/2007	13.32	.27	.11		.38	(.27)	13.43	2.85	121		1.13	(6)	1.08	(6)	3.97	(6)
Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	13.32	.69	107		1.20		1.09		3.56
Year ended 8/31/2005	13.74	.39	-	(7)	.39	(.41)	13.72	2.88	91		1.20		1.08		2.84
Year ended 8/31/2004	13.59	.38	.17		.55	(.40)	13.74	4.09	73		1.23		1.10		2.71
Year ended 8/31/2003	13.73	.37	(.10)		.27	(.41)	13.59	1.93	50		1.16		1.08		1.80
Period from 6/6/2002 to 8/31/2002	13.36	.11	.38		.49	(.12)	13.73	3.68	-	(8)	.35		.27		.83
Class R-4:
Six months ended 2/28/2007	13.32	.29	.11		.40	(.29)	13.43	3.04	25		.74	(6)	.71	(6)	4.35	(6)
Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	13.32	1.06	21		.75		.72		3.96
Year ended 8/31/2005	13.74	.44	-	(7)	.44	(.46)	13.72	3.25	13		.74		.72		3.21
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.45	8		.74		.74		3.05
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.30	5		.75		.73		2.58
Period from 5/28/2002 to 8/31/2002	13.34	.14	.40		.54	(.15)	13.73	4.04	-	(8)	.27		.20		1.00
Class R-5:
Six months ended 2/28/2007	13.32	.31	.11		.42	(.31)	13.43	3.18	13		.46	(6)	.43	(6)	4.63	(6)
Year ended 8/31/2006	13.72	.56	(.39)		.17	(.57)	13.32	1.36	10		.45		.42		4.24
Year ended 8/31/2005	13.74	.48	-	(7)	.48	(.50)	13.72	3.56	8		.43		.41		3.50
Year ended 8/31/2004	13.59	.47	.17		.64	(.49)	13.74	4.78	7		.42		.42		3.39
Year ended 8/31/2003	13.73	.46	(.10)		.36	(.50)	13.59	2.63	9		.43		.43		3.31
Period from 5/15/2002 to 8/31/2002	13.27	.17	.48		.65	(.19)	13.73	4.89	5		.13		.13		1.24

	Six months ended February 28,	Year ended August 31
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	59%	146%	104%	72%	82%	95%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006, through February 28, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2006	Ending account value 2/28/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,030.09	$3.88	.77%
Class A -- assumed 5% return	1,000.00	1,020.98	3.86	.77
Class B -- actual return	1,000.00	1,026.54	7.49	1.49
Class B -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class C -- actual return	1,000.00	1,026.29	7.69	1.53
Class C -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class F -- actual return	1,000.00	1,030.50	3.47	.69
Class F -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-A -- actual return	1,000.00	1,029.84	4.13	.82
Class 529-A -- assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 529-B -- actual return	1,000.00	1,025.92	8.09	1.61
Class 529-B -- assumed 5% return	1,000.00	1,016.81	8.05	1.61
Class 529-C -- actual return	1,000.00	1,025.96	8.04	1.60
Class 529-C -- assumed 5% return	1,000.00	1,016.86	8.00	1.60
Class 529-E -- actual return	1,000.00	1,028.54	5.43	1.08
Class 529-E -- assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class 529-F -- actual return	1,000.00	1,031.02	2.92	.58
Class 529-F -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class R-1 -- actual return	1,000.00	1,026.31	7.69	1.53
Class R-1 -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class R-2 -- actual return	1,000.00	1,026.54	7.44	1.48
Class R-2 -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-3 -- actual return	1,000.00	1,028.54	5.43	1.08
Class R-3 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-4 -- actual return	1,000.00	1,030.40	3.57	.71
Class R-4 -- assumed 5% return	1,000.00	1,021.27	3.56	.71
Class R-5 -- actual return	1,000.00	1,031.80	2.17	.43
Class R-5 -- assumed 5% return	1,000.00	1,022.66	2.16	.43

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
March 31, 2007 (the most recent calendar quarter):	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	-0.24%	+3.00%	+4.53%
Not reflecting CDSC	+4.76%	+3.35%	+4.53%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+3.71%	+3.29%	+3.20%
Not reflecting CDSC	+4.71%	+3.29%	+3.20%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+5.57%	+4.10%	+4.00%

Class 529-A shares†— first sold 2/20/02
Reflecting 3.75% maximum sales charge	+1.46%	+3.24%	+2.93%
Not reflecting maximum sales charge	+5.45%	+4.03%	+3.71%

Class 529-B shares†— first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	-0.37%	+2.78%	+2.65%
Not reflecting CDSC	+4.63%	+3.14%	+2.82%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+3.64%	+3.15%	+2.83%
Not reflecting CDSC	+4.64%	+3.15%	+2.83%

Class 529-E shares*†— first sold 3/7/02	+5.16%	+3.72%	+3.60%

Class 529-F shares*†— first sold 10/11/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+5.68%	—	+2.90%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 to 21 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of
the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College
Boulevard
Brea, CA 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered
public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2007, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
> U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds             Capital Research and Management             Capital International                   Capital Guardian               Capital Bank and Trust

Lit. No. MFGESR-922-0407P

Litho in USA DD/L/8085-S7484

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

U.S. Government Securities FundSM
Investment portfolio

February 28, 2007
		unaudited

	Principal amount	Market value
Bonds & notes — 96.09%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[1]— 50.25%
Fannie Mae 8.50% 2007	$ 1	$ 1
Fannie Mae 8.50% 2008	1	1
Fannie Mae 7.00% 2009	27	27
Fannie Mae 7.00% 2009	23	23
Fannie Mae 9.00% 2009	14	14
Fannie Mae 7.00% 2010	253	255
Fannie Mae 8.50% 2010	18	19
Fannie Mae 7.00% 2011	22	23
Fannie Mae 9.50% 2011	17	17
Fannie Mae 8.50% 2013	5	5
Fannie Mae 8.50% 2014	5	5
Fannie Mae 7.00% 2017	209	214
Fannie Mae 10.50% 2018	1,674	1,912
Fannie Mae 12.00% 2019	632	718
Fannie Mae 4.50% 2020	11,335	10,998
Fannie Mae 5.00% 2020	30,855	30,503
Fannie Mae 6.00% 2021	648	659
Fannie Mae 6.00% 2021	472	480
Fannie Mae 6.00% 2021	450	457
Fannie Mae 9.50% 2022	54	60
Fannie Mae 6.00% 2024	43,996	44,505
Fannie Mae 11.07% 2025[2]	4,383	5,013
Fannie Mae 6.00% 2026	2,955	2,989
Fannie Mae 9.50% 2026	302	340
Fannie Mae 8.50% 2027	28	30
Fannie Mae 7.00% 2028	186	193
Fannie Mae 7.00% 2028	162	168
Fannie Mae 7.50% 2029	402	418
Fannie Mae 7.00% 2030	146	151
Fannie Mae 7.50% 2030	69	71
Fannie Mae 7.50% 2030	43	45
Fannie Mae 7.00% 2031	74	77
Fannie Mae 7.50% 2031	283	294
Fannie Mae 7.50% 2031	100	104
Fannie Mae 7.50% 2031	99	103
Fannie Mae 7.50% 2031	61	63
Fannie Mae 8.00% 2031	3,775	4,009
Fannie Mae 7.00% 2032	1,418	1,472
Fannie Mae 4.399% 2033[2]	3,990	3,966
Fannie Mae 4.474% 2035[2]	4,544	4,484
Fannie Mae 4.50% 2035	37,373	35,282
Fannie Mae 4.50% 2035[2]	2,731	2,699
Fannie Mae 4.569% 2035[2]	4,255	4,208
Fannie Mae 5.00% 2035	10,267	9,971
Fannie Mae 5.00% 2035	6,438	6,253
Fannie Mae 5.50% 2035	10,984	10,915
Fannie Mae 6.50% 2035	59,134	60,562
Fannie Mae 5.43% 2036[2]	7,833	7,876
Fannie Mae 5.50% 2036	16,158	16,038
Fannie Mae 5.50% 2036	11,967	11,874
Fannie Mae 5.50% 2036	382	379
Fannie Mae 5.577% 2036[2]	10,312	10,404
Fannie Mae 6.00% 2036	6,304	6,360
Fannie Mae 6.00% 2036	1,905	1,922
Fannie Mae 6.00% 2036	824	831
Fannie Mae 6.50% 2036	40,267	41,289
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007	5,000	5,012
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	595	601
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	27,063
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	5,197	5,167
Fannie Mae, Series 2003-35, Class FY, 5.72% 2018[2]	2,077	2,090
Fannie Mae, Series 35, Class 2, 12.00% 2018	24	28
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	276	295
Fannie Mae, Series 2001-4, Class NA, 11.90% 2025[2]	3,978	4,423
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	19,134	19,366
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	919	955
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	3,395	3,550
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,680	1,745
Fannie Mae, Series 2001-20, Class E, 9.608% 2031[2]	120	132
Fannie Mae, Series 2001-20, Class C, 12.053% 2031[2]	567	635
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	9,943
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	12,245	11,972
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	18,903
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	7,569	5,786
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	5,684	4,211
Fannie Mae, Series 2006-65, Class PF, 5.60% 2036[2]	8,320	8,343
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,376	1,416
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	36,000	36,720
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,213	1,272
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	913	950
Government National Mortgage Assn. 7.50% 2009	26	26
Government National Mortgage Assn. 7.50% 2009	16	17
Government National Mortgage Assn. 9.00% 2009	106	108
Government National Mortgage Assn. 9.50% 2009	26	26
Government National Mortgage Assn. 7.50% 2011	77	79
Government National Mortgage Assn. 7.50% 2011	9	9
Government National Mortgage Assn. 5.50% 2013	106	107
Government National Mortgage Assn. 6.00% 2013	596	608
Government National Mortgage Assn. 6.00% 2014	394	401
Government National Mortgage Assn. 6.00% 2014	228	233
Government National Mortgage Assn. 6.00% 2014	115	118
Government National Mortgage Assn. 6.50% 2014	205	210
Government National Mortgage Assn. 6.50% 2014	197	202
Government National Mortgage Assn. 6.50% 2014	159	163
Government National Mortgage Assn. 6.50% 2014	137	141
Government National Mortgage Assn. 6.50% 2014	135	139
Government National Mortgage Assn. 6.50% 2014	128	132
Government National Mortgage Assn. 6.50% 2014	122	125
Government National Mortgage Assn. 6.50% 2014	116	119
Government National Mortgage Assn. 6.50% 2014	106	109
Government National Mortgage Assn. 6.50% 2014	89	91
Government National Mortgage Assn. 6.50% 2014	14	15
Government National Mortgage Assn. 6.50% 2014	14	15
Government National Mortgage Assn. 5.50% 2016	807	810
Government National Mortgage Assn. 5.50% 2016	471	473
Government National Mortgage Assn. 5.50% 2016	470	472
Government National Mortgage Assn. 5.50% 2016	462	464
Government National Mortgage Assn. 5.50% 2016	395	397
Government National Mortgage Assn. 5.50% 2016	357	358
Government National Mortgage Assn. 5.50% 2016	346	348
Government National Mortgage Assn. 5.50% 2016	321	322
Government National Mortgage Assn. 5.50% 2016	259	260
Government National Mortgage Assn. 5.50% 2016	214	215
Government National Mortgage Assn. 5.50% 2016	195	196
Government National Mortgage Assn. 5.50% 2016	187	188
Government National Mortgage Assn. 5.50% 2016	163	163
Government National Mortgage Assn. 5.50% 2016	123	123
Government National Mortgage Assn. 5.50% 2016	81	81
Government National Mortgage Assn. 6.00% 2016	1,123	1,142
Government National Mortgage Assn. 6.50% 2016	453	465
Government National Mortgage Assn. 6.50% 2016	417	428
Government National Mortgage Assn. 9.00% 2016	68	74
Government National Mortgage Assn. 5.50% 2017	4,369	4,387
Government National Mortgage Assn. 5.50% 2017	3,485	3,499
Government National Mortgage Assn. 10.00% 2019	1,209	1,363
Government National Mortgage Assn. 8.50% 2020	11	12
Government National Mortgage Assn. 8.50% 2021	64	69
Government National Mortgage Assn. 8.50% 2021	25	27
Government National Mortgage Assn. 10.00% 2021	385	438
Government National Mortgage Assn. 8.50% 2022	21	23
Government National Mortgage Assn. 8.50% 2022	21	22
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 5.50% 2035	22,296	22,226
Government National Mortgage Assn. 6.00% 2035	33	34
Government National Mortgage Assn. 5.00% 2036	10,570	10,297
Government National Mortgage Assn. 5.00% 2036	8,223	8,010
Government National Mortgage Assn. 5.50% 2036	60,082	59,894
Government National Mortgage Assn. 5.50% 2036	24,368	24,284
Government National Mortgage Assn. 5.50% 2036	5,819	5,799
Government National Mortgage Assn. 6.00% 2036	24,578	24,918
Government National Mortgage Assn. 6.00% 2036	13,858	14,050
Government National Mortgage Assn. 6.00% 2036	8,175	8,288
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	7,223	7,023
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,742
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,726
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,746
Freddie Mac 8.25% 2007	1	1
Freddie Mac 7.00% 2008	16	16
Freddie Mac 8.75% 2008	8	8
Freddie Mac 8.50% 2009	20	20
Freddie Mac 8.00% 2012	19	20
Freddie Mac 6.00% 2014	239	243
Freddie Mac 4.00% 2015	2,421	2,303
Freddie Mac 6.00% 2017	788	801
Freddie Mac 8.00% 2017	272	286
Freddie Mac 8.50% 2018	5	5
Freddie Mac 8.50% 2020	208	223
Freddie Mac 8.50% 2021	66	71
Freddie Mac 5.00% 2022	4,976	4,910
Freddie Mac 10.00% 2025	1,612	1,820
Freddie Mac 6.32% 2032[2]	5,535	5,677
Freddie Mac 4.647% 2035[2]	11,564	11,421
Freddie Mac 5.00% 2035	13,111	12,733
Freddie Mac 5.00% 2035	8,227	7,990
Freddie Mac 5.00% 2035	6,780	6,585
Freddie Mac 5.50% 2035	3,223	3,200
Freddie Mac 5.50% 2035	3,191	3,168
Freddie Mac 5.50% 2036	5,880	5,835
Freddie Mac 6.00% 2036	61,891	62,464
Freddie Mac, Series 2356, Class GD, 6.00% 2016	7,044	7,211
Freddie Mac, Series 2289, Class NA, 11.942% 2020[2]	2,345	2,612
Freddie Mac, Series 178, Class Z, 9.25% 2021	74	77
Freddie Mac, Series 2289, Class NB, 11.486% 2022[2]	458	514
Freddie Mac, Series 1567, Class A, 4.561% 2023[2]	71	66
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,250	2,335
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,462	4,578
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	780	810
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,078	5,137
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	10,627	7,947
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,594	4,196
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	5,006	3,639
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,211	2,416
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,600	5,636
Freddie Mac, Series 3156, Class PF, 5.57% 2036[2]	12,620	12,650
Freddie Mac, Series 3233, Class PA, 6.00% 2036	7,812	8,042
Freddie Mac, Series 60-D, Class FT, 6.00% 2037	10,000	10,279
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	23,350	22,940
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	9,796	9,624
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	2,117	2,079
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-4, 4.75% 2018	12,452	12,122
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-5, 5.00% 2018	9,605	9,436
Banc of America Mortgage Securities, Inc., Series 2003-7, Class A-3, 5.00% 2018	9,468	9,302
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	9,119	8,877
Chase Mortgage Finance Trust, Series 2004-S1, Class A-1, 5.00% 2019	14,390	14,137
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,881
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	3,000	2,990
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,879
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,933
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,886
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,391
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	2,700	2,670
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	4,947
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	3,040
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,164
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	3,130
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,967
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.555% 2039[2]	4,800	4,890
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	8,000	7,858
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.34% 2044[2]	5,000	5,053
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.34% 2044[2]	2,000	2,022
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	10,813	10,536
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,732	2,697
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	12,520	12,299
MASTR Asset Securitization Trust, Series 2003-5, Class 2-A-1, 5.00% 2018	9,836	9,660
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	8,593	8,365
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	6,224	6,100
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	5,398	5,290
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	5,164	4,981
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	3,860	3,844
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.712% 2045[2]	3,000	3,098
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	3,015
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	3,014
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,092	2,983
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,000	2,830
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	821
Paine Webber CMO, Series O, Class 5, 9.50% 2019	242	265
		1,192,344

U.S. TREASURY BONDS & NOTES — 32.95%
U.S. Treasury 3.125% 2007[3]	2,050	2,042
U.S. Treasury 3.75% 2007	29,000	28,961
U.S. Treasury 3.625% 2008[4]	1,849	1,872
U.S. Treasury 5.625% 2008[3]	12,000	12,114
U.S. Treasury 0.875% 2010[4]	2,050	1,971
U.S. Treasury 4.00% 2010	70,000	68,961
U.S. Treasury 5.75% 2010	21,435	22,279
U.S. Treasury 6.50% 2010	10,000	10,534
U.S. Treasury 2.375% 2011[4]	34,210	34,515
U.S. Treasury 3.50% 2011[3,4]	3,478	3,661
U.S. Treasury 4.50% 2011[3]	2,275	2,275
U.S. Treasury 4.625% 2011	20,000	20,089
U.S. Treasury 4.875% 2011	24,600	24,936
U.S. Treasury 4.875% 2011	23,500	23,838
U.S. Treasury 3.625% 2013	33,825	32,250
U.S. Treasury 3.875% 2013	55,500	53,722
U.S. Treasury 4.25% 2013	90,250	88,967
U.S. Treasury 12.00% 2013	10,000	11,023
U.S. Treasury 2.00% 2014[4]	41,008	40,494
U.S. Treasury 4.00% 2014	6,285	6,086
U.S. Treasury 4.25% 2014	7,000	6,873
U.S. Treasury 11.25% 2015	7,000	10,099
U.S. Treasury 7.50% 2016	22,850	28,005
U.S. Treasury 8.125% 2019	29,100	38,444
U.S. Treasury 8.50% 2020	30,000	40,927
U.S. Treasury 7.875% 2021	18,000	23,701
U.S. Treasury 8.00% 2021	1,500	2,011
U.S. Treasury 7.125% 2023	11,000	13,870
U.S. Treasury 6.50% 2026	11,450	13,953
U.S. Treasury 3.875% 2029[4]	3,867	4,982
U.S. Treasury 6.25% 2030	6,585	7,971
U.S. Treasury 5.375% 2031	14,000	15,267
U.S. Treasury 3.375% 2032[4]	2,143	2,660
U.S. Treasury 4.50% 2036	72,975	70,797
U.S. Treasury Principal Strip 0% 2017	13,000	8,105
U.S. Treasury Principal Strip 0% 2019	6,000	3,421
		781,676

FEDERAL AGENCY BONDS & NOTES — 11.49%
Freddie Mac 5.75% 2009	9,000	9,162
Freddie Mac 5.25% 2011	65,125	66,328
Freddie Mac 5.50% 2011	5,550	5,720
Fannie Mae 4.75% 2007	28,950	28,892
Fannie Mae 5.25% 2007	11,250	11,258
Fannie Mae 6.125% 2012	13,750	14,569
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	3,093	3,136
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,562	1,600
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	5,025	5,235
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	5,953	5,883
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	6,102	6,120
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	9,179	9,099
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	8,101	8,058
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	12,963	13,104
United States Agency for International Development, Republic of Egypt 4.45% 2015	26,750	26,019
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,304
Federal Home Loan Bank 3.70% 2007	14,535	14,433
Federal Home Loan Bank 5.75% 2008	7,725	7,792
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	13,750	13,780
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,541
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	250	255
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[1]	6,052	5,811
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	5,001	5,095
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,401	2,397
		272,591

ASSET-BACKED OBLIGATIONS[1] — 1.40%
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[5]	10,000	10,097
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[5]	4,194	4,174
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,5]	3,000	3,007
Capital One Auto Finance Trust, Series 2007-A, Class A-3-A, AMBAC insured, 5.25% 2011	5,000	5,000
J.P. Morgan Acquisition Corp., Series 2007-CH1, Class A-F-6, 5.501% 2036	4,000	3,992
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[5]	3,000	3,000
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[5]	2,000	2,008
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	2,000	2,001
		33,279

Total bonds & notes (cost: $2,278,116,000)		2,279,890

		unaudited

	Principal amount	Market value
Short-term securities — 3.99%	(000)	(000)

U.S. Treasury Bills 5.125% due 3/15/2007	$49,800	$ 49,694
Federal Home Loan Bank 5.16% due 4/20/2007	30,100	29,880
Federal Farm Credit Banks 5.16% due 3/5/2007	15,000	14,989

Total short-term securities (cost: $94,563,000)		94,563

Total investment securities (cost: $2,372,679,000)		2,374,453
Other assets less liabilities		(1,840)

Net assets		$2,372,613

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
4Index-linked bond whose principal amount moves with a government retail price index.
5Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $36,321,000, which represented 1.53% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-922-0407-S6898

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2007